Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Right Use of Asset	ROU is summarized below:
June 30, 2020
Office lease ROU	$48,662
Less accumulated reduction	(26,980)
Balance of ROU asset as of June 30, 2020	$21,682

Schedule of Operating Lease Liability	Operating lease liability related to the ROU asset is summarized below:
June 30, 2020
Office lease liability	$48,662
Reduction of lease liability	(23,590)
Total	$25,072

Schedule of Future Minimum Rental Payments for Operating Leases	Future Minimum lease payments under non-cancelable operating lease at June 30, 2020 are as follows:
Fiscal Year 2021	$25,700
Imputed interest	(628)
Total operating lease liability	$25,072